SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregation of revenue by product (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 1,780,490	$ 279,398	¥ 1,300,160	¥ 2,230,176
Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue	1,470,170		1,055,815	1,974,380
Other online standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue				10,217
Offline and non-standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue				32,346
Other services
Disaggregation Of Revenue [Line Items]
Net revenue	310,320		244,345	213,233
Loan facilitation services
Disaggregation Of Revenue [Line Items]
Net revenue	1,470,170		943,084	1,747,065
Loan facilitation services | Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue	1,470,170		943,084	1,742,708
Loan facilitation services | Other online standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue				4,357
Post-origination services
Disaggregation Of Revenue [Line Items]
Net revenue			112,731	267,047
Post-origination services | Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue			112,731	230,024
Post-origination services | Other online standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue				5,854
Post-origination services | Offline and non-standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue				31,169
Other revenues
Disaggregation Of Revenue [Line Items]
Net revenue	310,320		244,345	216,064
Other revenues | Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue				1,648
Other revenues | Other online standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue				6
Other revenues | Offline and non-standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue				1,177
Other revenues | Other services
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 310,320		¥ 244,345	¥ 213,233